Exhibit 99.9

JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
110511776	Appraised Value	739900.0	743000.0	$743,000 appraisal value verified by appraisal on page 66. Tape reflects $739,900 which is the sales price.
110837977	Original Interest Rate	4.250	4.125	Reviewed value per Note (page 146)
110837977	Appraised Value	608000.0	610000.0	Reviewed value per Appraisal (page 419)
110837991	Sales Price	995000.0	980000.0	Review sale price is $980,000 per final HUD1 (pg. 110) and addendum to sale contract (pg. 143) that amended the original sale price of $995,000 (tape value) to $980,000.
110837991	Representative Credit Score	789.0	760.0	Borrower indicator credit score is 760. Source of tape score of 789 is unknown.
110850796	Property Type	Single Family - Detached	Three Family	Property Type per the note on pg 376.
110850796	Number of Units	1.0	3.0	Number of units per the appraisal pg 758.
300000605	Property Type	Commercial	Condo	Subject Review property type is a Condo per Appraisal and Title. Source of tape value of Commercial is unknown. Appraisal reflects no Commercial space in Condo project.
300009453	Original Interest Rate	4.250	3.875	Interest rate per Note, pg 278.
300021501	Total Debt To Income Ratio	23.500000	27.140001	26.146% lender DTI per 1008 pg 132. Variance is due to $751.85 difference in PITIA for REO properties per documentation in loan file.
300168911	Total Debt To Income Ratio	29.09	41.38	Approval DTI of 40.052% per 1008 (pg 87). Review DTI of 41.38%. Variance due to review including 5% payment on 30Day Charge balance. DTI remains under 43% maximum. Source of tape value is unknown.
300168911	Appraised Value	3000000.0	2025000.0	Value of $2,025,000 per appraisal (pg 632). Source of tape is not known.
300006226	Total Debt To Income Ratio	28.00	37.01
* Approval DTI: 42.041% per Conditional loan approval (pg 578).
 * Review DTI: 37.01%. Variance due to income calculation. Per Final 1008 provided via Stips, lender qualified borrower with $xxxx/mo commission income. Review used $xxxx/mo based on  3 year average of commission income.The VOE for (company names) confirm commission income in 2012, 2013 and 2014. Source of tape unknown.

300006226	Number of Units	1.0	1 with accessory unit	1 unit with accessory per appraisal (pg 473)
300005754	Property Type	Single Family - Detached	PUD - Detached	Verified entry per appraisal report (pg 926).
300005754	Original Loan to Value	0.7920	0.7914	Verified entry per appraisal report (pg 926).
300005754	Original Combined Loan to Value	0.7920	0.7914	Verified entry per appraisal report (pg 926).
300005754	Total Debt To Income Ratio	35.32	41.82	Approval DTI: 41.835% per Loan Approval (pgs 1142). Review DTI: 41.82%. No material variance. Tape is null.
300005754	Appraised Value	1010000.0	1012000.0	Verified entry per appraisal report (pg 926).
300008029	Total Debt To Income Ratio	32.00	27.19	Approved DTI of 27.238% per 1008 (pg 143). Review DTI of 27.19%. No material variance. Tape value of 32% is not sourced.
300008029	Appraised Value	950000.0	1085000.0	Appraisal value of $1,085,000. per appraisal (page 605). Sales price of $950,000 is tape value.
300009044	Original Combined Loan to Value	0.8000	0.8990	89.99% CLTV per 1008 (pg 22). CLTV confirmed by review of documents.
300009044	Total Debt To Income Ratio	36.65	37.22
Approval DTI of 32.57% per 1008 (pg 22). Review DTI of 37.22%. Difference due to review using higher P&I qualifying payment on simultaneous 2nd lien. Lender used 2nd lien payment of $518.76. Review used payment of $785.08. Non-material differences in liabilities.

300007937	Original Combined Loan to Value	0.8000	0.8983	CLTV per 1008 pg 17. Confirmed with documentation in file.
300007937	Total Debt To Income Ratio	17.58	37.30
Approval DTI per 1008 pg 17 ratios are 40.330. Review DTI of 37.30 ratios. Variance is due to analyst income is lower than lenders (2106 expenses) and lender used higher hazard for subject and estimated PITI for departure residence.

300008816	Original Loan to Value	0.5633	0.5634	56.338% LTV based on loan review. LTV confirmed by 1008 (pg 13). Variance due to rounding.
300008816	Original Combined Loan to Value	0.5633	0.5634	56.338% CLTV based on loan review. CLTV confirmed by 1008 (pg 13). Variance due to rounding.
300008816	Total Debt To Income Ratio	17.00	17.21	Approval DTI of 17.604% per 1008 (pg 13). Review DTI of 17.21%. Non-material variance due to income calculations differences. Source of tape unknown.
300190923	Total Debt To Income Ratio	30.96	37.09	Approval DTI: 36.83% per 1008 (pg 310) / Review DTI: 37.09% (Program Max 43%), non-material variance is due to review including payment on open 30 day acct of 5% balance.